Earnings Per Share - Reconciliation of Numerators and Denominators Used for Computation of Basic and Diluted Earnings Per Share (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Income (loss) from continuing operations, attributable to La Quinta Holdings' shareholders	$ 12,817	$ 12,629	$ (332,601)	$ 14,951	$ 6,471	$ 21,898	$ 63,269
Income (loss) from discontinued operations, attributable to La Quinta Holdings' shareholders		9,941	(503)	(6,303)	(2,495)	(52,852)	244
Net income (loss) attributable to La Quinta Holdings' shareholders	$ 12,817	$ 22,570	$ (333,104)	$ 8,648	$ 3,976	$ (30,954)	$ 63,513
Denominator:
Weighted average number of shares outstanding, basic	127,734	121,996	125,542	121,996
Weighted average number of shares outstanding, diluted	128,494	121,996	125,542	121,996
Income (loss) from continuing operations attributable to La Quinta Holdings' shareholders per common share, basic and diluted	$ 0.10	$ 0.11	$ (2.65)	$ 0.12
Income (loss) from discontinued operations attributable to La Quinta Holdings' shareholders per common share, basic and diluted		$ 0.08		$ (0.05)
Basic and diluted earnings (loss) per share	$ 0.10	$ 0.19	$ (2.65)	$ 0.07